Accounting Rules and Methods - Additional Information (Details) € in Thousands, $ in Thousands			6 Months Ended
	Apr. 22, 2022 EUR (€)	Apr. 22, 2022 USD ($)	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)	Sep. 12, 2022 patient	Dec. 31, 2021 EUR (€)
Disclosure Of Significant Accounting Policies [Line Items]
Cash and cash equivalents			€ 53,339			€ 33,699
Proceeds from sales of property, plant and equipment			€ 37,630	€ 0
Major clinical trial | TRYBECA Trial One
Disclosure Of Significant Accounting Policies [Line Items]
Number of patients evaluated | patient					25
Cell therapy manufacturing facility to Catalent
Disclosure Of Significant Accounting Policies [Line Items]
Proceeds from sales of property, plant and equipment	€ 40,676	$ 44,500